Schedule of VIE, Carrying Value of Investment (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Collaborations Schedule Of Vie, Carrying Value Of Investment 1	0
Collaborations Schedule Of Vie, Carrying Value Of Investment 2	0
Collaborations Schedule Of Vie, Carrying Value Of Investment 3	0
Collaborations Schedule Of Vie, Carrying Value Of Investment 4	0
Collaborations Schedule Of Vie, Carrying Value Of Investment 5	3,159
Collaborations Schedule Of Vie, Carrying Value Of Investment 6	0
Collaborations Schedule Of Vie, Carrying Value Of Investment 7	3,159
Collaborations Schedule Of Vie, Carrying Value Of Investment 8	3,159